INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details)		1 Months Ended	6 Months Ended
	Feb. 26, 2026 USD ($)	Jan. 31, 2025 USD ($) installment	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 05, 2025 USD ($)	Jun. 30, 2025 USD ($)
Current liabilities
Corporate bonds			$ 23,353,076			$ 25,265,276
Borrowings			90,063,228			119,728,126
Non-current liabilities
Corporate bonds			23,529,711			25,926,536
Borrowings			34,155,963			38,198,026
Proceeds from borrowings			17,012,458	$ 78,471,874
Bank borrowings
Current liabilities
Borrowings			66,710,152			93,752,214
Non-current liabilities
Borrowings			10,626,252			12,271,490
Proceeds from borrowings		$ 20,000,000
Number of semi-annual installments | installment		7
Annual interest rate basis		SOFR
Bank borrowings | Minimum
Non-current liabilities
Borrowings, adjustment to interest rate basis		5.15%
Bank borrowings | Maximum
Non-current liabilities
Borrowings, adjustment to interest rate basis		6.15%
Bank borrowings | Rizobacter Argentina S.A. | Minimum
Non-current liabilities
Gross financial debt quarterly limits					$ 105,000,000
Bank borrowings | Rizobacter Argentina S.A. | Maximum
Non-current liabilities
Gross financial debt quarterly limits					$ 130,000,000
Bank borrowings | Rizobacter Argentina S.A. | Ratio as of September 30, 2025
Non-current liabilities
Net Financial Debt to EBITDA ratio					6
Bank borrowings | Rizobacter Argentina S.A. | Ratio as of September 30, 2027
Non-current liabilities
Net Financial Debt to EBITDA ratio					2.75
Bank borrowings | Pro Farm Technologies
Current liabilities
Borrowings			20,000,000
Trust debt securities
Current liabilities
Borrowings						$ 710,636
Series X corporate bonds | Corporate Bonds
Non-current liabilities
Principal amount	$ 25,900,000
Corporate Bonds, Series VIII, Class B
Current liabilities
Corporate bonds			5,100,000
Non-current liabilities
Principal amount			$ 3,800,000
Nominal annual rate			3.98%
Corporate Bonds, Series VIII, Class B | Corporate Bonds
Non-current liabilities
Nominal annual rate	9.00%
Outstanding principal (percentage)	70.00%
Maturity term	42 months
Initial repayment percentage	20.00%
Series IX Corporate Bonds | Corporate Bonds
Non-current liabilities
Principal amount	$ 16,700,000